Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions	15 Provisions

Provisions by type
in EUR million	2025	2024
Reorganisation provisions	333	201
Litigation provisions	362	288
Other provisions	105	139
	800	628
Loan loss provisions for guarantees and loan commitments	141	146
	941	774
For details and changes on loan loss provisioning for guarantees and loan commitments, refer to ‘Risk management – Credit risk’ paragraph 'Loan loss provisioning'.

Changes in provisions
	Reorganisation		Litigation		Other provisions		Total
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	201	231	288	193	139	355	628	779
Additions [1]	295	146	128	116	35	26	457	288
Releases [1]	-6	-4	-9	-15	-13	-46	-28	-64
Utilised	-146	-163	-45	-31	-58	-196	-248	-390
Exchange rate differences	-5		1	1	-1	-1	-5
Other changes	-5	-10	-2	25	2	1	-4	16
Closing balance	333	201	362	288	105	139	800	628
[1]Additions to provisions and unused amounts released are presented in Note 26 'Other operating expenses' in the Statement of Profit or Loss.
As at 31 December 2025, amounts expected to be settled within 12 months in provisions amount to EUR
694 million (2024: EUR  574 million). The amounts included are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.
Reorganisation provisions
Reorganisation initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain.
Litigation provisions
Furthermore, we refer to Note 42 'Legal proceedings' for any contingent liabilities in respect of legal proceedings.
Other provisions
In 2024, the utilisations in the Other provisions mainly relate to the provision for the compensation of Dutch retail customers for past interest charges that did not sufficiently track market rates.